Supplemental Balance Sheet Information - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Research and development expenses	$ 711	$ 6,122
Compensation and benefit costs	3,463	4,175
Consulting and professional fees	892	1,224
Other liabilities	383	211
Accrued expenses	$ 5,449	$ 11,732